Financial Risk Management - Summary of Group's Recognized Financial Liabilities Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	₩ 47,271	₩ 69,944
Gross assets offset	(764)
Net amounts presented in the statement of financial position	46,507	69,955
Amounts not offset, Financial instruments	(44,518)	(65,592)
Net amount	1,989	4,352
Trade payables [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross liabilities	47,271	69,944
Gross assets offset	(764)
Net amounts presented in the statement of financial position	46,507	69,944
Amounts not offset, Financial instruments	(44,518)	(65,592)
Net amount	₩ 1,989	₩ 4,352